Average Annual Total Returns	24 Months Ended
Dec. 31, 2011
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.14%
Five Years	3.15%
Ten Years	4.87%
Inception Date	Nov. 09, 1992
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.29%
Five Years	3.27%
Ten Years	4.98%
Inception Date	Nov. 13, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.31%
Five Years	3.31%
Ten Years	5.01%
Inception Date	Dec. 01, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.31%
Five Years	3.28%
Since Inception	4.24%
Inception Date	Sep. 01, 2006
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.84%
Since Inception	0.98%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Since Inception	0.18%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.27%)
Since Inception	(1.15%)
Inception Date	May 02, 2008
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.55%
Five Years	2.41%
Ten Years	4.05%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.68%
Five Years	2.53%
Ten Years	4.15%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.69%
Five Years	2.50%
Since Inception	3.42%
Return After Taxes on Distributions | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.31%)
Since Inception	(0.71%)
Return After Taxes on Distributions | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.54%)
Since Inception	(0.86%)
Return After Taxes on Distributions | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.87%)
Since Inception	(1.90%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.89%
Five Years	2.33%
Ten Years	3.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.02%
Five Years	2.45%
Ten Years	3.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.02%
Five Years	2.43%
Since Inception	3.23%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Since Inception	0.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.81%
Since Inception	(0.38%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.51%)
Since Inception	(1.33%)
Dow Jones U.S. Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	3.34%
Ten Years	5.07%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	3.34%
Ten Years	5.07%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	3.34%
Ten Years	5.07%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Five Years	3.34%
Since Inception	4.29%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.46%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	1.91%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.87%
Managed Payout Growth Focus Composite Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.35%)
Since Inception	(2.06%)
Managed Payout Growth and Distribution Composite Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.91%)
Since Inception	(0.67%)
Managed Payout Distribution Focus Composite Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.17%
Since Inception	0.70%
FTSE All-World Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(4.46%)
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Since Inception	6.51%
MSCI ACWI Equity IMI | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.89%)
Since Inception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.89%)
Since Inception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.89%)
Since Inception	(4.22%)